Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 27,636	$ 27,101
Ending balance	27,513	27,636
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	484
COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77,363	74,340
Additions	4,732	4,769
Acquired through business combinations	7	41
Transfers	(812)	(656)
Retirements and disposals	(1,434)	(1,127)
Impairment losses recognized in earnings	(27)	(15)
Ending balance	79,198	77,363
COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(631)	11
ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(49,727)	(47,239)
Retirements and disposals	(1,322)	(1,030)
Depreciation	3,475	3,458
Other	(48)	23
Ending balance	(51,685)	(49,727)
ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(147)	37
NETWORK INFRASTRUCTURE AND EQUIPMENT (1)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,683	21,214
Ending balance	21,914	21,683
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	67,597	65,048
Additions	2,414	2,508
Acquired through business combinations	2	3
Transfers	964	1,130
Retirements and disposals	(1,348)	(1,085)
Impairment losses recognized in earnings	(17)	(11)
Ending balance	69,477	67,597
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(135)	4
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(45,914)	(43,834)
Retirements and disposals	(1,268)	(1,003)
Depreciation	3,035	3,015
Other	(48)	54
Ending balance	(47,563)	(45,914)
NETWORK INFRASTRUCTURE AND EQUIPMENT (1) | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(70)	14
LAND AND BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,266	4,123
Ending balance	3,710	4,266
LAND AND BUILDINGS | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,079	7,528
Additions	247	567
Acquired through business combinations	5	38
Transfers	49	(14)
Retirements and disposals	(54)	(42)
Impairment losses recognized in earnings	(9)	(4)
Ending balance	7,832	8,079
LAND AND BUILDINGS | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(485)	6
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,813)	(3,405)
Retirements and disposals	(54)	(27)
Depreciation	440	443
Other	0	(31)
Ending balance	(4,122)	(3,813)
LAND AND BUILDINGS | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(77)	23
ASSETS UNDER CONSTRUCTION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,687	1,764
Ending balance	1,889	1,687
ASSETS UNDER CONSTRUCTION | COST
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,687	1,764
Additions	2,071	1,694
Acquired through business combinations	0	0
Transfers	(1,825)	(1,772)
Retirements and disposals	(32)	0
Impairment losses recognized in earnings	(1)	0
Ending balance	1,889	1,687
ASSETS UNDER CONSTRUCTION | COST | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	(11)	1
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Depreciation	0	0
Other	0	0
Ending balance	0	0
ASSETS UNDER CONSTRUCTION | ACCUMULATED DEPRECIATION | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Discontinued operations	$ 0	$ 0